Commitments and Litigation provisions	12 Months Ended
Dec. 31, 2012
Commitments and Litigation provisions
Commitments and Litigation provisions

21    Commitments and Litigation provisions

a)
Nickel project—New Caledonia

          In regards to the construction and installation of our nickel plant in New Caledonia, we have provided guarantees in respect of our financing arrangements which are outlined below.

          In connection with the Girardin Act tax—advantaged lease financing arrangement sponsored by the French government, we provided guarantees to BNP Paribas for the benefit of the tax investors regarding certain payments due from Vale Nowvelle-Calédonie SAS ("VNC"), associated with the Girardin Act lease financing. Consistent with our commitments, the assets are substantially complete as of December 31, 2012. We also committed that assets associated with the Girardin Act lease financing would operate for a five year period from then on and meet specified production criteria which remain consistent with our current plans, accordingly. We believe the likelihood of the guarantee being called upon is remote.

          In October 2012, we entered into an agreement with Nickel Netherland B.V. ("Sumic"), a stockholder in VNC, whereby Sumic agreed to a dilution in their interest in VNC from 21% to 14.5%. Sumic originally had a put option to sell to us the shares they own of VNC if the defined cost of the initial nickel project, as measured by funding provided to VNC, in natural currencies and converted to U.S. dollars at specified rates of exchange, exceeded US$4.6 billion and an agreement could not be reached on how to proceed with the project. On May 27, 2010 the threshold was reached and the put option discussion and decision period was extended to July 31, 2012. As a result of the October 2012 agreement, the trigger on the put option has been changed from a cost threshold to a production threshold. The possibility to exercise the put option has been deferred to the first quarter of 2015.

          In addition, in the course of our operations we have provided letters of credit and guarantees in the amount of US$820 million that are associated with items such as environment reclamation, asset retirement obligation commitments, insurance, electricity commitments, post-retirement benefits, community service commitments and import and export duties.

          In the course of our operations, we are subject to routine claims and litigation incidental to our business and various environmental proceedings. With respect to the environmental proceedings currently pending or threatened against us, they include (i) claims for personal injuries, (ii) enforcement actions and (iii) alleged violations of, including exceeding regulatory limits relating to discharges under, certain environmental or similar laws and regulations applicable to our operations. We believe that the ultimate resolution of such proceedings, claims, and litigation will not significantly impair our operations or have material adverse effect on our financial position or results of operations.

b)
Provision for litigation

          We and our subsidiaries are defendants in numerous legal actions in the normal course of business. Based on the advice of our legal counsel, management believes that the amounts recognized are sufficient to cover probable losses in connection with such actions.

          The provision for litigation and the related judicial deposits is as follows:

	December 31, 2012		December 31, 2011
	Provision for litigation	Judicial deposits	Provision for litigation	Judicial deposits
Labor and social security claims	748	903	751	895
Civil claims	287	172	248	151
Tax—related actions	996	435	654	413
Others	34	5	33	5

	2,065	1,515	1,686	1,464

          Labor and social security related actions principally comprise claims by Brazilian current and former employees for (i) payment of time spent travelling from their residences to the work-place, (ii) additional health and safety related payments and (iii) various other matters, often in connection with disputes about the amount of indemnities paid upon dismissal and the one-third extra holiday pay.

          Civil actions principally relate to claims made against us by contractors in Brazil in connection with losses alleged to have been incurred by them as a result of various past Government economic plans, during which full inflation indexation of contracts was not permitted, as well as for accidents and land appropriation disputes.

          Tax related actions principally comprise challenges initiated by us, on certain taxes on revenues and uncertain tax positions. We continue to vigorously pursue our interests in all these actions but recognize that we probably will incur some losses in the final instance, for which we have made provisions.

          On September 2012, we has considered as probable the loss related to the deductibility of transportation expenditures in the amount upon which the Compensação Financeira pela Exploração—CFEM is calculated, increasing the provision of US$542 (R$ 1.1 billion). During the fourth quarter we paid US$147. At December 31, 2012 the total liability in relation to CFEM was US$519.

          Judicial deposits are made by us following court requirements in order to be entitled to either initiate or continue a legal action. These amounts are released to us upon receipt of a final favorable outcome from the legal action, and in the case of an unfavorable outcome, the deposits are transferred to the prevailing part.

          Contingencies settled during the year ended December 31, 2012 and December 31, 2011 totaled US$182 and US$331, respectively. Provisions net recognized in the year ended December 31, 2012 and December 31, 2011 totaled US$694 and US$284, respectively, classified as other operating expenses.

          In addition to the contingencies for which we have made provisions, we are defendants in claims where in our opinion, and based on the advice of our legal counsel, the likelihood of loss is reasonably possible but not probable, in the total amount of US$21,016 at December 31, 2012, and for which no provision has been made (December 31, 2011—US$22,449). The main categories of claims are as follows:

	December 31, 2012	December 31, 2011
Labor and social security claims	1,728	1,922
Civil claims	1,124	1,484
Tax—related actions	16,492	17,967
Others	1,672	1,076

	21,016	22,449

          The largest individual claim classified as reasonably possible tax contingencies refers to tax assessments against us regarding the payment of Income Tax and Social Contribution calculated based on the equity method in foreign subsidiaries.

          The Brazilian federal tax authority (Receita Federal do Brasil) contends that we should pay those taxes and contributions on the net income of our non-Brazilian subsidiaries and affiliates. The position of the tax authority is based on Article 74 of Brazilian Provisional Measure 2,158-35/2001, a tax regulation issued in 2001 by Brazil's President, and on implementing regulations adopted by the tax authority under Article 74. The tax authority has issued five tax assessments (autos de infração) against us for payment of US$5,933 at December 31, 2012 (US$ 6,644 at December 31 2011) in taxes in accordance with Article 74 for the tax years 1996 through 2008, plus interest and penalties of US$9,277 at December 31, 2012 (US$ 9,781 at December 31, 2011) through December 31, 2012, amounting to a total of US$ 15,210 (US$ 16,425 at December 31, 2011). The decline in the value from December 31, 2011, was caused by the cancelation by the tax authority of the claim related to the exchange variation over the foreign subsidiaries, in amount of US$ 815.

c)
Participative Stockholders' Debentures

          At the time of our privatization in 1997, the Company issued debentures to its then-existing stockholders, including the Brazilian Government. The terms of these debentures were set to ensure that the pre-privatization stockholders, including the Brazilian Government, would participate in possible future financial benefits that could be obtained from exploiting certain mineral resources.

          A total of 388,559,056 Debentures were issued at a par value of R$ 0.01 (one cent), whose value will be restated in accordance with the variation in the General Market Price Index ("IGP-M"), as set forth in the Issue Deed. As at December 31, 2012 the total amount of these debentures was US$1,653 (US$ 1,336 in December 31, 2011).

          The debenture holders have the right to receive premiums, paid semiannually, equivalent to a percentage of net revenues from specific mine resources as set forth in the indenture.

          In October 2012 we paid second semester remuneration in the amount of US$4. In April 2012 we paid first semester remuneration on these debentures in the amount of US$6.

d)    Description of Leasing Arrangements

          Vale has operating lease agreements with its joint ventures Nibrasco, Itabrasco, and Kobrasco, in which Vale leases its pelletizing plants. These operating lease agreements have duration between 3 and 10 years, renewable.

          In July 2012 the Company entered into an operating lease agreement with its joint venture Hispanobrás. The contract has duration of 3 years, renewable.

          The following table presents of the annual future minimum lease payments required under the four pellet plants (Hispanobrás, Nibrasco, and Itabrasco Kobrasco), that have initial or remaining non-cancelable lease terms in excess of one year as of December 31, 2012:

2013	74
2014	78
2015	76
2016	74
2017 thereafter	51

Total minimum payments required	353

          The total expenses of these operating leases for the year ended December 31, 2012, 2011 and 2010 were US$205, US$349 and US$365, respectively.

          Part of our railroad operation includes leased facilities. The 30-year lease is renewable for a further 30 years and expires in August 2026, and is classified as an operating lease. At the end of the lease term, we are required to return the concession and the leased assets. In most cases, management expects that in the normal course of business, leases will be renewed.

          The following table presents of the annual future minimum rental payments required under the railroad operating leases that have initial or remaining non-cancelable lease terms in excess of one year as December 31, 2012.

2013	85
2014	85
2015	85
2016	85
2017 thereafter	845

Total minimum payments required	1,185

          The total expenses of these operating leases for the year ended December 31, 2012, 2011 and 2010 were US$89, US$87 and US$ 90, respectively.

e)    Guarantee issued to affiliates

          The Associate Norte Energia acquired in 2012 a credit line from BNDES, Caixa Economica Federal and Banco BTG Pactual in order to finance his investments in energy in the totaling up to R$22.5 billion (US$11.01 billion). About this facility, Vale, like other stockholders, is committed to providing a corporate guarantee on the amount withdrawn, limited to his participation of 9% in the entity. In addition to this guarantee, the Company also offered all shares in Norte Energia in pledge to financial institutions, limited to R$4.1 billion (US$2.0 billion).

          At December 31, 2012 Vale guaranteed on the value drawn the amount of R$282 (US$126).

          On January 2, 2013 (Subsequent Events) Norte Energia withdrawn of another installment of your loan, increasing the amount guaranteed by Vale for R$188 (US$92) to R$470 (US$218).

f)    Asset retirement obligations

          We use various judgments and assumptions when measuring our asset retirement obligations.

          Changes in circumstances, law or technology may affect our cash flow estimates and we periodically review the amounts accrued and adjust them as necessary. Our accruals do not reflect unasserted claims because we are currently not aware of any such issues. Also the amounts provided are not reduced by any potential recoveries under cost sharing, insurance or indemnification arrangements because such recoveries are considered uncertain.

          The changes in the provisions for asset retirement obligations are as follows:

	Year ended as of December 31,
	2012	2011	2010
Beginning of year	1,770	1,368	1,116
Accretion expense	167	125	113
Liabilities settled in the current year	(25)	(57)	(45)
Revisions in estimated cash flows	560	420	125
Cumulative translation adjustment	(69)	(86)	59

End of year	2,403	1,770	1,368

Current liabilities	70	73	75
Non-current liabilities	2,333	1,697	1,293

Total	2,403	1,770	1,368